Loans (Details)															1 Months Ended		12 Months Ended
	Dec. 23, 2025 USD ($)	Oct. 30, 2025 USD ($)	Jul. 14, 2025 USD ($)	Jun. 09, 2025 USD ($)	Apr. 18, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 26, 2024 USD ($)	Nov. 29, 2024 USD ($)	Oct. 11, 2024 USD ($)	Jun. 28, 2024 USD ($)	Jun. 27, 2024 USD ($)	May 30, 2024 USD ($)	Apr. 29, 2024 USD ($)	Mar. 19, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 23, 2025 CNY (¥)	Oct. 30, 2025 CNY (¥)	Jul. 14, 2025 CNY (¥)	Jun. 09, 2025 CNY (¥)	Apr. 18, 2025 JPY (¥)	Dec. 30, 2024 JPY (¥)	Dec. 26, 2024 CNY (¥)	Nov. 29, 2024 JPY (¥)	Oct. 11, 2024 CNY (¥)	Jun. 28, 2024 CNY (¥)	Jun. 27, 2024 CNY (¥)	May 30, 2024 CNY (¥)	Apr. 29, 2024 CNY (¥)	Mar. 19, 2023 CNY (¥)
Loans [Line Items]
Bank loan interest expenses																	$ 118,124	$ 113,657	$ 72,197
Bank of Ningbo [Member]
Loans [Line Items]
Loan amount							$ 273,999						$ 136,999													¥ 2,000,000						¥ 1,000,000
Maturity date							Dec. 25, 2025						Apr. 28, 2025
Fixed annual interest rate							2.00%						3.70%													2.00%						3.70%
Bank of Communications [Member]
Loans [Line Items]
Loan amount	$ 428,994								$ 136,999	$ 410,998	$ 958,996									¥ 3,000,000								¥ 1,000,000	¥ 3,000,000	¥ 7,000,000
Maturity date	Jun. 26, 2026								Oct. 11, 2025	Jun. 28, 2025	Jun. 27, 2025
Fixed annual interest rate	2.20%								2.98%	2.98%	2.98%									2.20%								2.98%	2.98%	2.98%
Repayment of loan																		136,999
Loan balance																$ 821,997
Bank of China [Member]
Loans [Line Items]
Loan amount			$ 643,491									$ 753,497										¥ 4,500,000									¥ 5,500,000
Maturity date			Jul. 13, 2026									May 20, 2025
Fixed annual interest rate			2.30%																			2.30%
Effective monthly rate												2.54167%																			2.54167%
Bank of Kumamoto [Member]
Loans [Line Items]
Loan amount					$ 2,303,969	$ 1,971,192																		¥ 360,000,000	¥ 308,000,000
Maturity date					Mar. 31, 2035	Mar. 31, 2025
Fixed annual interest rate					1.585%	1.20%																		1.585%	1.20%
Repayment of loan																	153,598
Loan balance																	2,150,371
Bank of Higo [Member]
Loans [Line Items]
Loan amount								$ 767,997																			¥ 120,000,000
Maturity date								Jan. 29, 2025
Fixed annual interest rate								1.86%																			1.86%
Bank of Nanjing [Member]
Loans [Line Items]
Loan amount				$ 1,429,981																			¥ 10,000,000
Maturity date				Jun. 08, 2026
Fixed annual interest rate				2.39%																			2.39%
Repayment of loan																	428,994
Loan balance															$ 1,000,987
Industrial and Commercial Bank of China [Member]
Loans [Line Items]
Loan amount		$ 1,428,551																			¥ 9,990,000
Maturity date		Oct. 30, 2026
Fixed annual interest rate		2.21%																			2.21%
Repayment of loan																	142,998
Loan balance																	$ 1,285,553
Bank of Jiangsu [Member]
Loans [Line Items]
Loan amount														$ 273,999																			¥ 2,000,000
Maturity date														Mar. 18, 2026
Fixed annual interest rate														3.60%																			3.60%
Repayment of loan																		13,700
Loan balance																		$ 260,299